GAMCO GLOBAL OPPORTUNITY FUND
The GAMCO GLOBAL OPPORTUNITY FUND (the “Global Opportunity Fund”)
Investment Objectives
The Global Opportunity Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Opportunity Fund.
Fees and Expenses of the Global Opportunity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunity Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 37 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - GAMCO GLOBAL OPPORTUNITY FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares [1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	none	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none	none
[1]	Class T shares are not currently offered for sale.

Annual Fund Operating Expenses (expenses that you are deducted from Fund assets):
Annual Fund Operating Expenses - GAMCO GLOBAL OPPORTUNITY FUND		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares [1]
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none	0.25%
Other Expenses		1.55%	1.55%	1.55%	1.55%	1.55%
Total Annual Fund Operating Expenses	[2]	2.80%	2.80%	3.55%	2.55%	2.80%
Fee Waiver and/or Expense Reimbursement	[2]	(0.79%)	(0.79%)	(0.79%)	(1.54%)	(0.79%)
Total Annual Fund Operating Expenses	[2],[3]	2.01%	2.01%	2.76%	1.01%	2.01%
[1]	Class T shares are not currently offered for sale.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Opportunity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Global Opportunity Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Opportunity Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00% 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through April 30, 2018 and may be terminated only by the Board of Directors of the Corporation before such time. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment.
[3]	After Fee Waiver and Expense Reimbursement

Expense Example
This example is intended to help you compare the cost of investing in the Global Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Opportunity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GAMCO GLOBAL OPPORTUNITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	204	794	1,409	3,071
Class A Shares	767	1,323	1,903	3,469
Class C Shares	379	1,016	1,774	3,767
Class I Shares	103	646	1,217	2,770
Class T Shares	449	1,024	1,624	3,244

You would pay the following expenses if you did not redeem your shares of the Global Opportunity Fund:
Expense Example, No Redemption - GAMCO GLOBAL OPPORTUNITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	204	794	1,409	3,071
Class A Shares	767	1,323	1,903	3,469
Class C Shares	279	1,016	1,774	3,767
Class I Shares	103	646	1,217	2,770
Class T Shares	449	1,024	1,624	3,244

Portfolio Turnover
The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Opportunity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Opportunity Fund’s performance. During the most recent fiscal year, the Global Opportunity Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stock of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Global Opportunity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Opportunity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Opportunity Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.
Principal Risks
You may want to invest in the Global Opportunity Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.
The Global Opportunity Fund’s share price will fluctuate with changes in the market value of the Global Opportunity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Your investment in the Global Opportunity Fund is not guaranteed; you may lose money by investing in the Global Opportunity Fund. When you sell Global Opportunity Fund shares, they may be worth less than what you paid for them.

Investing in the Global Opportunity Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Global Opportunity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Growth Stock Risk.    Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.
  Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Opportunity Fund holds, then the value of the Global Opportunity Fund’s shares may decline.
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the Global Opportunity Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Opportunity Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.
  Smaller Capitalization Risk.    Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Opportunity Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future. Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL OPPORTUNITY FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 19.86% (quarter ended June 30, 2009), and the lowest return for a quarter was (19.54)% (quarter ended September 30, 2011).
Average Annual Total Returns (for the years ended December 31, 2016 with maximum sales charge, if applicable)
Average Annual Total Returns - GAMCO GLOBAL OPPORTUNITY FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	1.12%	6.50%	3.11%
Class AAA Shares | Return After Taxes on Distributions	(0.09%)	6.21%	2.97%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	1.83%	5.18%	2.52%
Class A Shares	(4.69%)	5.23%	2.49%
Class C Shares	(0.15%)	5.79%	2.35%
Class I Shares	1.47%	7.00%	3.46%	Jan. 11, 2008
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	7.86%	9.36%	3.56%
Lipper Global Multi-Cap Growth Fund Classification (reflects no deduction for fees, expenses, or taxes)	1.61%	9.12%	3.56%

The returns shown for Class I shares prior to their first issuance dates are those of Class AAA shares of the Global Opportunity Fund. No returns are shown for Class T shares since they are not currently offered for sale. All classes of the Global Opportunity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Opportunity Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.